Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations for securities proprietary trading	$ 3,212,777	$ 2,360,157
Futures Customer Accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations for securities proprietary trading	1,779,923	2,112,402
Securities Customer Accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations for securities proprietary trading	101,831	84,333
Securities Proprietary Trading [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations for securities proprietary trading	$ 1,331,023	$ 163,422